Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 7. Commitments and Contingencies

Licenses

We have licensed certain manufacturing technology and will pay a royalty of up to 2% of future sales of products that utilize such technology.

Engagement of placement agent

In connection with our financing activities, we have engaged a placement agent for various offerings of securities. If successful, the agent will receive a fee based on the proceeds received by us and a warrant to acquire our Common Stock. During the six months ended June 30, 2017, the agent received $103,500 in fees and we issued warrants to acquire 1,580,000 shares of Common Stock (in addition to the warrants to acquire 2,000,000 shares of Series A Preferred Stock issued in 2016) and warrants to acquire 266,660 shares of Series A Preferred Stock. There were no fees in the three months ended June 30, 2017. The placement agent will also receive a fee equal to 4% of cash received by Oncolix on the exercise of warrants.

Contingent obligations to Texas Emerging Technology Fund

In connection with the investments by the TETF, we agreed to certain conditions, including certain representations and warranties, and the breach of which may result in penalties payable to TETF. See Note 3.

Obligation to GHC Upon Bankruptcy or Liquidation

In connection with the contribution of intellectual property upon the formation of the Company, GHC retains the rights to the contributed intellectual property in the event of the bankruptcy or liquidation of Oncolix.

Severance Arrangements for Officers

The Company has entered into employment agreements with its officers that provide for a severance payment of 12 to 18 months of the officer’s salary in the event of termination without cause or under certain other conditions.

Licenses

We have licensed certain manufacturing technology and will pay a royalty of up to 2% of future sales.

Incentive compensation for equity sales

Our Chief Executive Officer receives 1% of the gross proceeds from certain sales of equity securities, including services paid through the issuance of stock. During the years ended December 31, 2016 and 2015, we incurred $0 and $20,000 additional compensation expense pursuant to these arrangements.

Engagement of placement agent

In connection with Oncolix’s financing activities, we have engaged a placement agent for various offerings of securities. If successful, the agent will receive a fee based on the proceeds received by Oncolix and a warrant to acquire stock in Oncolix. During 2016, the agent received a warrant to acquire 2,000,000 shares of Series A Preferred Stock and $16,000 in fees related to notes and warrants issued. The agent will receive fees related to the sale of Notes in 2017 – See Note 9.

Contingent obligations to Texas Emerging Technology Fund

In connection with the investments by the TETF, we agreed to certain conditions, including certain representations and warranties, and the breach of which may result in penalties payable to TETF. See Note 3.

Obligation to GHC Upon Bankruptcy or Liquidation

In connection with the contribution of intellectual property upon the formation of Oncolix, GHC retains the rights to the contributed intellectual property in the event of the bankruptcy or liquidation of Oncolix.

Severance Arrangements for Officers

The Company has entered into employment agreements with its officers that provide for a severance payment of 12 to 18 months of the officer’s salary in the event of termination without cause or under certain other conditions.